Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade Payables [Abstract]
Trade payables	$ 1,154	$ 1,291
Checks payable		24
Total Trade Payables	$ 1,154	$ 1,315